STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

October 22, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Select Preferred and Income Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-168898; 811-22455

Ladies and Gentlemen:

On behalf of Cohen & Steers Select Preferred and Income Fund, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Pre-Effective Amendment No. 1 (“Amendment No. 1”) under the Securities Act to the Fund’s Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the “Commission”) on August 17, 2010 (the “Registration Statement”).

Amendment No. 1 is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to Tina M. Payne, Esq., Senior Vice President and Associate General Counsel of Cohen & Steers Capital Management, Inc., by Keith O’Connell of the Staff by letter dated September 13, 2010. For the convenience of the Staff, these comments have been restated below in their entirety. The Fund’s response follows each comment. References in the responses to the Fund’s Prospectus or Statement of Additional Information (“SAI”) are to those filed as part of Amendment No. 1. In addition to revisions made in response to Staff comments, certain other stylistic and clarifying changes have been made in Amendment No. 1. Capitalized terms used but not defined herein have the meanings assigned to them in Amendment No. 1.

PROSPECTUS

Investment Objectives and Policies, page 1

1.	Staff Comment: The prospectus states, “Under normal market conditions, the Fund invests at least 80% of its net assets, plus assets obtained through leverage, including loans from certain financial institutions and/or the issuance of debt securities, reverse repurchase agreements and the issuance of preferred stock by the Fund (“Managed Assets”) ….” (Emphasis added.) The Investment Manager will receive a management fee based on the managed assets as that term is defined above. However, leverage is not precisely defined in this section. As you know, Section 15 of the 1940 Act provides that the management contract must precisely describe all compensation to be paid. As the advisory fee is based on “leverage,” the prospectus and advisory contract should specifically define leverage. We may have additional comments.

Response: As discussed with the Staff, the disclosure in the Prospectus (and SAI) has been revised to state that the Fund currently intends to obtain leverage only through Borrowings in an amount up to 33-1/3% of its Managed Assets. Although the definition of Managed Assets also includes leverage obtained from the issuance of Preferred Shares or the entry into Reverse Repurchase Agreements, the Fund does not currently intend to issue Preferred Shares or enter into Reverse Repurchase Agreements for leverage. The fee table in the Prospectus (as discussed in greater detail below) has been revised to reflect the Fund’s current intentions with respect to leverage. For clarity, the Fund’s statements of its “current intentions” apply to at least the first year of the Fund’s operations. In the event that the Fund does, at a later date, enter into Reverse Repurchase Agreements, the Fund has agreed to limit leverage through Reverse Repurchase Agreements to 50% of its total assets, which, we note, is the same maximum leverage permitted by Section 18 with respect to the Fund’s ability to engage in leverage through the issuance of Preferred Shares.

The disclosure in the Prospectus (and SAI) has been revised to precisely define Managed Assets as “net assets plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of any preferred shares issued by the Fund and the proceeds of any reverse repurchase agreements entered into by the Fund.” The Fund has filed its Investment Management Agreement, which contains the same precise description of Managed Assets for purposes of calculating the Fund’s management fee, as an exhibit to Amendment No. 1.

2.	Staff Comment: The prospectus states, “Under normal market conditions, the Fund invests at least 80% … in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred and/or debt securities as described herein.” Please further disclose the meaning of “income securities.” For example, is such term limited to debt securities or broad enough to include dividend paying common stock and master limited partnerships? We may have additional comments.

Response: The Prospectus and SAI have been revised to clarify that, for purposes of the Fund’s 80% investment policy, the following securities are not included: common stocks, securities of master limited partnerships, U.S. government securities, mortgage- and asset-backed securities, and municipal securities. The Fund may only invest up to 20% of its Managed Assets in those securities. The Fund currently intends to limit its investments in “income securities” to the other securities described in its Prospectus.

Investment Portfolio, page 2

3.	Staff Comment: Please clarify in the prospectus, if true, that the favored tax treatment for the corporate dividends received deduction for corporations and/or the qualified dividend income for individuals is set to expire at the end of 2010.

Response: The requested disclosure has been added to the Prospectus. As of the date of Amendment No. 1, the favorable treatment for DRD and QDI is still set to expire at December 31, 2010.

Derivatives, page 4

4.	Staff Comment: The prospectus provides that the Fund may use derivative contracts to implement elements of its investment strategy. The Division of Investment Management has recently made a number of observations about derivatives-related disclosure by investment companies in a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010. (http://www.sec.gov/divisions/investment/guidance/ici073010.pdf) Please review the observations set forth in that letter and revise your disclosure of use and risks of derivatives accordingly.

Response: The Prospectus has been revised to clarify a more limited universe of derivatives—and their related risks—that the Fund expects to use as part of its investment strategy. The Fund expects that its primary use of derivatives will be interest rate hedging transactions designed to reduce the interest rate risk of its leverage and its underlying portfolio securities. The Fund also may use forward currency contracts to seek to reduce its foreign currency exposure to the extent it invests in non-U.S. dollar denominated securities. In addition, the Fund may write covered call options on securities (including securities of ETFs), stock indices or custom baskets of securities that are traded on U.S. or foreign exchanges or over-the-counter. The Fund may engage in these transactions to seek to generate return, facilitate portfolio management or mitigate risks.

5.	Staff Comment: The prospectus states the Fund may enter into credit default swaps. Please clarify whether the Fund intends to write credit default swaps. If the Fund intends to write credit default swaps, please highlight the risks and, in a letter to the staff, please confirm that the entire notional amount will be covered.

Response: The Prospectus has been revised to remove references to credit default swaps. If, in the future, the Fund writes credit default swaps, it will include appropriate risk and other disclosure in the Fund’s annual stockholder report. In accordance with the Staff’s current position, the Fund will cover the notional amount of the swap agreement. To the extent Staff guidance on credit default swaps changes, the Fund will cover its exposure under the swap agreement in accordance with such guidance in effect at that time.

Summary of Fund Expenses, page 13

6.	Staff Comment: The fee table assumes one level of financing and footnote 3 assumes another level of financing. Please explain to the staff how such levels were chosen and why footnote 3 was included. We note that the levels of financing are currently blank.

Response: The Fund currently intends to engage in leverage through Borrowings in an amount up to 33-1/3% of its total assets. The fee table has been revised to reflect this intention. Although the Fund is permitted to engage in leverage through the issuance of Preferred Shares or by entering into Reverse Repurchase Agreements, as discussed in response to Comment No. 1., the Fund currently does not intend to engage in those forms of leverage. As such, footnote 3, as originally filed, has been deleted from the fee table. Footnote 3 to the fee table now reflects what the Fund’s fees and expenses would be if the Fund did not engage in any form of leverage.

7.	Staff Comment: In the fee table, please move interest on borrowed funds above other expenses. See Item 3 of Form N-2.

Response: The requested change has been made.

8.	Staff Comment: Footnote 5 states, “See footnote (3) above.” Please consider whether the footnote should refer to footnote (2).

Response: Footnote 5 (now footnote 4) has been revised to refer to footnote 2.

Use of Leverage, page 20

9.	Staff Comment: As stated above, the management fee is based on managed assets which include reverse repurchase agreements. Page 21 states, “If the Fund designates liquid instruments on its books and records, a Reverse Repurchase Agreement will not be considered a Borrowing by the Fund; however, under circumstances in which the Fund does not designate liquid instruments on its books and records, such Reverse Repurchase Agreement will be considered a Borrowing for the purpose of the Fund’s limitation on Borrowings. The amount of financing the Fund may obtain through Reverse Repurchase Agreements may not exceed [ ]% of the Fund’s total assets.” (Emphasis added.) Please further clarify whether the underlined text will allow the Fund to exceed the leverage limits discussed on page 5 and the effect such transactions will have on the management fee. For example, will the Fund incur additional management fees if the reverse repurchase agreements are covered by a segregated account? What is the upper limit on management fees and is that limit set forth in the fee table?

Response: The Prospectus has been revised to clarify that the Fund, to the extent it enters into Reverse Repurchase Agreements, will segregate liquid assets to cover its exposure under those instruments. As such, a Reverse Repurchase Agreement will not be considered a Borrowing. As disclosed in the Prospectus, the Fund may engage in leverage by (1) Borrowings in an amount up to 33-1/3% of its total assets, (2) issuing Preferred Shares in an amount up to 50% of its total assets and (3) entering into Reverse Repurchase Agreements in an amount up to 50% of its total assets. As stated above, the Fund does not currently intend to enter into Reverse Repurchase Agreements and, as such, has deleted references to Reverse Repurchase Agreements in the fee table.

Effects of Leverage, page 21

10.	Staff Comment: The prospectus states, “The table assumes leverage in an aggregate amount equal to [ ]% of the Fund’s Managed Assets.” Please explain to the staff how such level was chosen.

Response: The Fund currently intends to engage in leverage in an amount up to 33-1/3% of the Fund’s total assets. This leverage is expected to be incurred through Borrowings, and will not consist of proceeds from entering into Reverse Repurchase Agreements or the issuance of Preferred Shares. The percentage is the maximum percentage permitted under Section 18 of the 1940 Act.

STATEMENT OF ADDITIONAL INFORMATION

Short Sales, page 13

11.	Staff Comment: The prospectus states, “The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the Managed Assets of the Fund.” If short sales are intended to be a principal strategy and risk of the Fund, please clarify the disclosure in the prospectus.

Response: The disclosure in the SAI has been revised to reflect that the Fund may, but currently does not intend to, engage in short sales.

Investment Restrictions, page 14

12.	Staff Comment: Concisely disclose the fundamental policy regarding the purchase or sale of commodities or commodity contracts, including futures contracts. See Item 17.2.g. of Form N-2.

Response: The Fund had adopted a fundamental investment policy permitting it to buy and sell commodities or commodities contracts, including futures contracts, to the maximum extent permitted by law. Investment Restriction No. 7 in the SAI has been revised to reflect this policy and the SAI has been revised to reflect that Investment Restriction #7 is a fundamental policy of the Fund.

Management of the Fund, page 15

13.	Staff Comment: Please ensure that the SAI contains the disclosure required by Item 18.17 of Form N-2 regarding the experience, qualifications, and attributes of directors.

Response: The SAI has been revised to include the disclosure required by Item 18.17 of Form N-2 regarding the experience, qualifications, and attributes of directors. This disclosure is substantially the same as the disclosure contained in the registration statements of the other funds in the Cohen & Steers Family of Funds for which the Directors serve as directors.

Method to Determine Compensation, page 20

14.	Staff Comment: Please disclose the benchmarks used to determine compensation. See Item 21.2 of Form N-2.

Response: The requested disclosure has been added to the SAI. The Investment Manager uses the Fund’s primary benchmark, the BofA Merrill Lynch Fixed Rate Preferred Securities Index, to determine, in part, the compensation of the Fund’s portfolio management team. The Investment Manager also may use other broader market measurements and blended benchmarks, including a blended benchmark of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index (index of exchange-traded issues) and 50% BofA Merrill Lynch U.S. Capital Securities Index (index of over-the-counter issues), to assist in determining the compensation of the Fund’s portfolio managers.

Repurchase of Shares, page 23

15.	Staff Comment: The SAI states, “it is the Board’s present policy … not to authorize repurchases of Common Shares or a tender offer for such shares if … (3) there is, in the Board’s judgment, any … (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States ….” Please clarify the disclosure to indicate whether the current conflicts in Iraq and Afghanistan would forestall repurchases of common stock.

Response: The requested disclosure has been added.

Underwriting, page 40

16.	Staff Comment: For each principal underwriter, please disclose a principal business address. See Item 5 of Form N-2.

Response: The requested disclosure has been added.

General

17.	Staff Comment: Please advise the staff whether the Financial Industry Regulatory Authority has reviewed and approved the terms of the underwriting agreement.

Response: The Financial Industry Regulatory Authority (“FINRA”) has reviewed the Fund’s Registration Statement and an underwriting agreement among the Fund, Wells Fargo Securities, LLC and certain other representatives of the underwriting syndicate, substantially in the form of the underwriting agreement filed as an exhibit to Amendment No. 1. FINRA has approved the form of underwriting agreement, and the Fund undertakes not to offer any of its shares of common stock through the underwriting syndicate without FINRA approval of the relevant sections of the Registration Statement and the underwriting agreement.

18.	Staff Comment: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: Substantial information has been added to Amendment No. 1 to further complete the Registration Statement. We intend to file one or more additional pre-effective amendments to the Registration Statement in order to complete all required information, including all required exhibits. We understand that you may have further comments on the new portions of Amendment No. 1, disclosures made in response to your original comments, information supplied supplementally or exhibits added in pre-effective amendments.

19.	Staff Comment: Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: The Fund has not filed, and does not expect to file, an exemptive application or no-action request in connection with its Registration Statement. Please note that the Fund may rely on exemptive relief granted by the Commission to the closed-end funds in the Cohen & Steers Family of Funds to facilitate the implementation of a Managed Distribution Policy, as more fully described in the Prospectus.

20.	Staff Comment: Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position. Please note that comments we give in one section apply to other sections in the filing that contain the same or similar disclosure.

Response: The Fund believes that Amendment No. 1 and this letter respond to the Staff’s comments provided to Ms. Payne. The Fund is aware that the Staff’s comments given in one section apply to other sections in the Fund’s Registration Statement that contain the same or similar disclosure, and such conforming changes have been made.

21.	Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Fund and its management are in possession of all facts relating to the Fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, please furnish a letter acknowledging that

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund is filed with this letter.

*    *    *    *    *

We hope the Staff finds this letter and the revisions in Amendment No. 1 responsive to comments on the Registration Statement. The Fund would like the Registration Statement to be declared effective on November 23, 2010, and, thus, we would appreciate a prompt review by the Staff of Amendment No. 1. Should members of the Staff have any questions or comments regarding Amendment No. 1, they should call the undersigned at 212.806.6443 or Janna Manes at 212.806.6141.

Sincerely yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

October 22, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Select Preferred Securities and Income Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-168898; 811-22455

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Tina M. Payne
Tina M. Payne Assistant Secretary